Immaterial Corrections of Prior Period Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (38,853)	$ (51,998)	$ (107,217)	$ (65,445)	$ (256,725)	$ (111,581)	$ (96,829)
Income tax benefit			(1,041)	(10,465)	(12,011)	(3,308)	0
Impairment of and equity in loss of equity method investees					11,529	16,780	13,718
Impairment losses			1,030	21,033	172,540	51,319	73,669
Net cash used in operating activities			$ 109,286	42,601	$ 75,530	41,468	$ 13,784
Previously Reported
Cash flows from operating activities
Net loss		(51,095)		(65,137)		(106,043)
Income tax benefit				(10,160)		0
Impairment of and equity in loss of equity method investees						16,698
Impairment losses						42,554
Net cash used in operating activities						41,468
Adjustments
Cash flows from operating activities
Net loss		$ (903)		(308)		(5,538)
Income tax benefit				$ (305)		(3,308)
Impairment of and equity in loss of equity method investees						82
Impairment losses						8,765
Net cash used in operating activities						$ 0